Structured Entities (Tables)	12 Months Ended
Dec. 31, 2019
Structured Entities [Abstract]
Carrying amounts of assets & liabilities recognised in its financial statements relating to DBs interests [text block table]

Carrying amounts and size relating to Deutsche Bank’s interests

	Dec 31, 2019
in € m.	Repacka- ging and Investment Entities	Third Party Funding Entities	Securiti- zations	Funds	Total
Assets
Cash and central bank balances	0	0	0	0	0
Interbank balances (w/o central banks)	1	6	0	35	42
Central bank funds sold and securities purchased under resale agreements	0	603	8	2,613	3,224
Securities Borrowed	0	0	0	3	3
Total financial assets at fair value through profit or loss	262	6,035	6,257	54,853	67,408
Trading assets	199	4,033	4,371	5,361	13,964
Positive market values (derivative financial instruments)	63	176	32	2,777	3,049
Non-trading financial assets mandatory at fair value through profit or loss	0	1,820	1,854	46,715	50,389
Financial assets designated at fair value through profit or loss	0	6	0	0	6
Financial assets at fair value through other comprehensive income	0	221	491	106	818
Loans at amortized cost	151	44,284	36,183	9,842	90,460
Other assets	0	332	3,894	17,863	22,089
Total assets	414	51,481	46,834	85,316	184,044

Liabilities
Total financial liabilities at fair value through profit or loss	44	27	5	8,865	8,941
Negative market values (derivative financial instruments)	44	27	5	8,865	8,941
Other short-term borrowings	0	0	0	0	0
Other liabilities	0	0	0	2,257	2,257
Total liabilities	44	27	5	11,122	11,197
Off-balance sheet exposure	1	4,793	9,358	2,245	16,396
Total	371	56,247	56,187	76,439	189,243

	Dec 31, 2018
in € m.	Repacka- ging and Investment Entities	Third Party Funding Entities	Securiti- zations	Funds	Total
Assets
Cash and central bank balances	0	0	0	0	0
Interbank balances (w/o central banks)	1	14	0	28	43
Central bank funds sold and securities purchased under resale agreements	0	508	8	1,397	1,913
Securities Borrowed	0	0	0	461	461
Total financial assets at fair value through profit or loss	342	4,578	5,956	77,166	88,041
Trading assets	244	3,480	4,567	9,297	17,587
Positive market values (derivative financial instruments)	98	571	122	6,516	7,308
Non-trading financial assets mandatory at fair value through profit or loss[1]	0	516	1,266	61,353	63,135
Financial assets designated at fair value through profit or loss[1]	0	10	0	0	10
Financial assets at fair value through other comprehensive income	0	286	240	832	1,358
Loans at amortized cost	220	40,552	27,322	8,370	76,464
Other assets	5	519	216	10,464	11,203
Total assets	568	46,456	33,741	98,719	179,483

Liabilities
Total financial liabilities at fair value through profit or loss	102	56	3	15,482	15,644
Negative market values (derivative financial instruments)	102	56	3	15,482	15,644
Other short-term borrowings	0	0	0	6,596	6,596
Other liabilities	0	0	0	0	0
Total liabilities	102	56	3	22,078	22,240
Off-balance sheet exposure	0	4,363	9,524	3,028	16,915
Total	466	50,762	43,262	79,668	174,158

[1]Prior year numbers restated.